Investment Objectives and Goals	Nov. 28, 2025
FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Investment Objective
Objective [Heading]	The Frost Growth Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
FROST TOTAL RETURN BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Investment Objective
Objective [Heading]	The Frost Total Return Bond Fund (the “Fund”) seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.
FROST CREDIT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Investment Objective
Objective [Heading]	The Frost Credit Fund (the “Fund”) seeks to maximize total return, consisting of income and capital appreciation.
FROST LOW DURATION BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Investment Objective
Objective [Heading]	The Frost Low Duration Bond Fund (the “Fund”) seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal.